COMMITMENTS AND CONTINGENCIES	1 Months Ended
Aug. 12, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the Founder Shares, Private Warrant sold in a private placement (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 900,000 Units (over and above 6,000,000 Units referred to Note 3) solely to cover over-allotments at the “Proposed Public Offering” price, less the underwriting discounts and commissions.

The underwriters will be entitled to cash underwriting discount of 3.9% of the gross proceeds of the “Proposed Public Offering” and 0.6% of the number of units sold in the Offering (i.e. 90,000 ordinary shares, or up to 103,500 ordinary shares if the underwriters’ over-allotment option is exercised in full). 1.4% of cash underwriting discount will be payable at the closing of the “Proposed Public Offering”. The balance of 2.5% of cash underwriting discount will be deferred and payable until the closing of the initial Business Combination.